FINANCIAL INSTRUMENTS - Foreign Currency Hedging (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, china_yuan_offshore in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jun. 30, 2026 USD ($) CAD ($) R$ / $ $ / $ CNY (¥) ₩ / $ ¥ / $ ¥ / $ ₨ / $ GBP (£) AUD ($) BRL (R$) JPY (¥) SEK (kr) £ / € € / $ £ / $ KRW (₩) INR (₨) $ / $ EUR (€) kr / $
Dec. 31, 2025
USD ($)
$ / $
EUR (€)
€ / $
£ / €
$ / $
¥ / $
kr / $
$ / $
DKK (kr)
₨ / $
£ / $
₩ / $
€ / kr
SGD ($)
R$ / $
€ / £
NZD ($)
SEK (kr)
JPY (¥)
china_yuan_offshore
€ / kr
AUD ($)
GBP (£)
BRL (R$)
kr / $
AED (د.إ)
CAD ($)
$ / $
HKD ($)
INR (₨)
KRW (₩)
$ / $
¥ / $
د.إ / $

Disclosure of detailed information about financial instruments [line items]
Fair value	$ 7,664	$ 6,946
Fair value of financial liabilities	$ (56,901)	$ (53,276)
Euros | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €	198	497
Fair value of financial liabilities	$ 1	$ (24)
Euros | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.83	0.83
Euros | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.91	0.94
British Pounds | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | £	1,233	996
Fair value	$ 8
Fair value of financial liabilities		$ (19)
British Pounds | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.74	0.74
British Pounds | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.81	0.84
Australian Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional	134	372
Fair value of financial liabilities	$ (5)	$ (2)
Australian Dollars | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.48	1.57
Australian Dollars | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.57	1.51
Brazilian Reais | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | R$	494	984
Fair value of financial liabilities	$ 0	$ (12)
Brazilian Reais | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	5.85	5.90
Brazilian Reais | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	6.08	7.94
South Korean Won | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ₩	144,000	611,705
Fair value	$ 4	$ 17
South Korean Won | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,463.9	1,360.98
South Korean Won | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,467.05	1,460.22
Indian Rupees | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ₨	45,373	61,141
Fair value	$ (1)	$ 20
Indian Rupees | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	95.32	86.87
Indian Rupees | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	99.20	96.78
Hong Kong Dollar | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional		346
Fair value		$ 1
Hong Kong Dollar | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $		7.51
Hong Kong Dollar | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $		7.68
United Kingdom Pounds to Euro Hedge | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | £	262	258
Rates | £ / €	0.87	0.86
Fair value of financial liabilities	$ 1	$ (6)
Canadian Dollars | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional	481	470
Fair value	$ 3
Fair value of financial liabilities		$ (3)
Canadian Dollars | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.34	1.31
Canadian Dollars | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.42	1.41
Canadian Dollars | Cross currency swaps of C$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,400	1,400
Fair value of financial liabilities	$ (84)	$ (50)
Canadian Dollars | Cross currency swaps of C$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.25	1.25
Canadian Dollars | Cross currency swaps of C$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.34	1.34
United Arab Emirates Dirham | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | د.إ		41
Rates | د.إ / $		3.68
Fair value		$ 0
Chinese Yuan | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional	2,797	2,797
Fair value of financial liabilities	$ (23)	$ (10)
Chinese Yuan | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.77	6.77
Chinese Yuan | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	7.04	7.14
Swedish Krona | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | kr	193	778
Rates | kr / $	9.19
Fair value of financial liabilities	$ 1	$ (4)
Swedish Krona | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $		9.02
Swedish Krona | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $		9.71
Japanese Yen | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | ¥	13,002	15,330
Rates | ¥ / $		137.02
Fair value		$ 10
Fair value of financial liabilities	$ 1
Japanese Yen | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	149.65
Japanese Yen | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	157.80
New Zealand Dollar | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional		30
Rates | $ / $		1.69
Fair value		$ 0
Singapore Dollar | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional		225
Fair value		$ 1
Singapore Dollar | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $		1.21
Singapore Dollar | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $		1.23
Danish Krone | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | kr		54
Fair value		$ 0
Danish Krone | Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $		6.01
Danish Krone | Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | kr / $		6.14
Euro to Danish Krone Hedge | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €		18
Rates | € / kr		0.13
Fair value		$ 0
Euro to United Kingdom Pounds Hedge | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €		2
Rates | € / £		1.09
Fair value		$ 0
Euro to Swedish Krone Hedge | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Notional | €		214
Rates | € / kr		0.09
Fair value		$ 0